Fixed assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Fixed Assets
				Office
	Photovoltaic	Pumped	Biogas	furniture and	Leasehold
	Plants	storage	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2019	98,289	-	18,656	138	52	117,135
Additions	*73,402	-	932	9	-	74,343
Disposals	*(68,908)	-	-	-	-	(68,908)
Effect of changes in exchange rates	1	-	-	-	-	1
Balance as at December 31, 2019	102,784	-	19,588	147	52	122,571

Balance as at January 1, 2020	102,784	-	19,588	147	52	122,571
Additions	120,842	16,607	558	38	-	138,045
New companies	-	-	17,233	-	-	17,233
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(5)	-	(5)
Balance as at December 31, 2020	223,626	16,607	37,379	180	-	277,792

Depreciation
Balance as at January 1, 2019	28,550	-	1,192	121	52	29,915
Depreciation for the year	4,383	-	1,353	8	-	5,744
Disposals	*(27,477)	-	-	-	-	(27,477)
Balance as at December 31, 2019	5,456	-	2,545	129	52	8,182

Balance as at January 1, 2020	5,456	-	2,545	129	52	8,182
Depreciation for the year	830	-	1,457	12	-	2,299
New companies	-	-	3,272	-	-	3,272
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(4)	-	(4)
Balance as at December 31, 2020	6,286	-	7,274	137	-	13,697

Carrying amounts
As at January 1, 2019	69,739	-	17,464	17	-	87,220
As at December 31, 2019	97,328	-	17,043	18	-	114,389
As at December 31, 2020	217,340	16,607	30,105	43	-	264,095

*See Note 6C

Schedule of Investment in Photovoltaic Plants
Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2020:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at
			December 31, 2020
			€ in thousands
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	January 2021	204,196
“Ellomay Solar”	28 MWP	under construction	415